Income taxes (Detail 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 30,630	$ 32,091
of which: USA
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	12,354	13,350
of which: related to the UK
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,333	14,332
of which: related to other locations
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	3,943	4,409
Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	192	231
From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	10,278	2,184
From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	2,708	11,106
From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	1,199	1,610
No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 16,252	$ 16,960